Condensed Interim Consolidated Statements of Loss and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2021
Profit or loss [abstract]
Sales	$ 1,533,893	$ 5,365	$ 3,769,052	$ 15,620
Cost of sales	1,020,984	51,927	2,720,249	320,469
Gross profit (loss)	512,909	(46,562)	1,048,803	(304,849)
Operating expenses
Accretion expense	2,490		7,367	8,427
Amortization	151,158	18,849	318,826	56,548
Consulting fees	131,680	86,618	408,348	542,474
Depreciation	32,268	8,119	64,539	24,357
Foreign exchange (gain) loss	(16,058)	(10,199)	4,319	27,364
Interest expense	16,791	1,424	23,211	21,499
Investor relations, filing, and compliance fees	180,834	15,710	372,791	117,456
Management and directors salaries and fees	493,514	159,834	1,186,957	511,332
Marketing	13,766	112,650	446,662	484,955
Other general and administrative expenses	246,253	35,746	631,484	146,104
Professional fees	229,247	153,869	843,203	483,122
Research and development	35,403	98,061	246,671	305,258
Share-based compensation	(80,999)	323,065	129,558	1,525,106
Salaries and benefits	659,494	3,899	1,733,315	5,846
Total operating expenses	2,095,841	1,007,645	6,417,251	4,259,848
Loss before other income (expenses)	(1,582,932)	(1,054,207)	(5,368,448)	(4,564,697)
Interest and other income	38,017	22,367	88,686	49,765
Royalty income	11,579		46,012
Write-off of licenses				(481,026)
Gain (loss) on derivative liability			1,598,952	(160,364)
Gain (loss) on settlement of debt				38,257
Gain (loss) on disposal of equipment			6,688
Unrealized gains on equity instruments		182,900		1,139,133
Allowance for credit loss		(14,595)		(129,778)
Total other income (expenses)	49,596	190,672	1,740,338	455,987
Loss before income taxes	(1,533,336)	(863,535)	(3,628,110)	(4,108,710)
Deferred income tax recovery	(111,978)		(308,589)
Income tax expense	215		1,369
Loss for the period	(1,421,573)	(863,535)	(3,320,890)	(4,108,710)
Foreign currency translation adjustment	5,609		(8,246)
Comprehensive loss for the period	$ (1,415,964)	$ (863,535)	$ (3,329,136)	$ (4,108,710)
Basic and diluted loss per common share - Company	$ (0.07)	$ (0.06)	$ (0.18)	$ (0.32)
Weighted average number of common shares outstanding	19,313,340	14,638,598	18,127,095	12,954,520